Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 64	$ 394	$ 2,994	$ 593
COST OF REVENUE	123	260	2,508	469
GROSS PROFIT (LOSS)	(59)	134	486	124
OPERATING EXPENSES
Selling, general and administrative	1,625	3,289	9,431	8,980
Impairment of Intangible Assets			3,600
Amortization of intangible assets	2	453	1,810	1,809
TOTAL OPERATING EXPENSES	1,627	3,742	14,841	10,789
OPERATING LOSS	(1,686)	(3,608)	(14,355)	(10,665)
OTHER INCOME (LOSS), NET
Other income	1		(132)	1
Interest expense		(1)	6	(172)
Loss from change in fair value of stock-based liabilities	(1)		2	110
TOTAL OTHER EXPENSES		(1)	(124)	(61)
NET LOSS BEFORE EQUITY LOSSES	(1,686)	(3,609)	(14,479)	(10,726)
Equity losses in non-consolidated entity	(9)	(15)	(52)	(2)
NET LOSS	$ (1,695)	$ (3,624)	$ (14,531)	$ (10,728)
Net loss per basic and diluted share (in Dollars per share)	$ (1)	$ (3.15)	$ (11.81)	$ (9.32)
Weighted average number of basic and diluted common shares outstanding (in Shares)	1,696,022	1,151,207	1,230,577	1,070,541